Long-term receivables and prepaid expenses (Details) - ZAR (R) R in Millions	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Long-term receivables and prepaid expenses
Short-term portion of long-term receivables	R (986)	R (1,170)
Long-term portion of long-term receivables	3,879	5,799
Long-term prepaid expenses	345	636
Long-term receivables and prepaid expenses	4,224	6,435	R 6,317
Long-term receivables (interest bearing) - joint operations	605	1,608
Long-term loans	2,517	2,822
LCCP investment incentives	757	1,369
Cost
Long-term receivables and prepaid expenses
Total long-term receivables	4,956	7,411
Impairment
Long-term receivables and prepaid expenses
Total long-term receivables	R (91)	R (442)